Document and Entity Information	Sep. 25, 2020
Prospectus:
Document Type	497
Document Period End Date	Sep. 25, 2020
Entity Registrant Name	Aspiration Funds
Entity Central Index Key	0001594854
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 25, 2020
Document Effective Date	Sep. 25, 2020
Prospectus Date	Feb. 01, 2020
Aspiration Redwood Fund | Aspiration Redwood Fund
Prospectus:
Trading Symbol	REDWX